Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cash Flows from Operating Activities:
Net loss for the year	$ (11,517,285)	$ (13,146,898)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock option compensation	656,775	31,043
Depreciation	124,267	131,594
Write-down of property, plant and equipment	3,749,531	6,067,967
Loss on disposition of property, plant and equipment	30,476
Loss (gain) on marketable equity securities	(5,756)	109,693
Income tax recovery	(1,089,360)	(4,347,907)
Changes in non-cash working capital:
Decrease in income tax receivable	3,204,812
Net decrease (increase) in prepaid expense and other	174,461	860,826
Net increase in accounts payable and accrued expenses	113,270	19,713
Net cash used in operating activities	(4,558,809)	(10,273,969)
Cash Flows from Investing Activities:
Proceeds from disposition of marketable equity securities	100,126
Proceeds from sale of property, plant and equipment	98,649
Purchase of property, plant and equipment	(46,753)	(10,010)
Net cash provided by (used in) investing activities	152,022	(10,010)
Cash Flows from Financing Activities:
Return of capital		(75,540,237)
Net cash used in financing activities		(75,540,237)
Change in Cash and Cash Equivalents:
Net decrease in cash and cash equivalents	(4,406,787)	(85,824,216)
Cash and cash equivalents - beginning of year	61,822,137	147,646,353
Cash and cash equivalents - end of year	$ 57,415,350	$ 61,822,137